SUBSEQUENT EVENTS (Details) (USD $) In Millions, except Per Share data, unless otherwise specified					9 Months Ended
	Nov. 30, 2011	Sep. 30, 2011	Apr. 30, 2010	Nov. 05, 2007	Sep. 30, 2011 Dividend Declared [Member]	Sep. 30, 2011 Dividend Paid [Member]
SUBSEQUENT EVENTS [Abstract]
Number of vessels categorized as newbuildings		1	2	2
Amount paid to Samsung Heavy Industries upon delivery	$ 29.1
Subsequent Event [Line Items]
Dividend declared (in dollars per share)					$ 0.30	$ 0.30
Date dividend delclared					2011-11
Date dividend paid						Dec. 02, 2011